Fair Value Measurements - Summary of Quantitative Information about Inputs and Valuation Methodologies used for Fair Value Measurements Classified in Level 3 (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 12,037	$ 54,272	$ 48,362	$ 0
Contingent consideration liabilities | Virttu Biologics Limited | Significant Unobservable Inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	725
Contingent consideration liabilities | Concortis | Significant Unobservable Inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	511
Contingent consideration liabilities | Shanghai Three | Significant Unobservable Inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	336
Contingent consideration liabilities | RWMC | Significant Unobservable Inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 503
Discount Rate | Contingent consideration liabilities | Virttu Biologics Limited | Significant Unobservable Inputs (Level 3) | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent probabilities assigned to scenarios	0.192
Discount Rate | Contingent consideration liabilities | Concortis | Significant Unobservable Inputs (Level 3) | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent probabilities assigned to scenarios	0.192
Discount Rate | Contingent consideration liabilities | Shanghai Three | Significant Unobservable Inputs (Level 3) | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent probabilities assigned to scenarios	0.192
Discount Rate | Contingent consideration liabilities | RWMC | Significant Unobservable Inputs (Level 3) | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent probabilities assigned to scenarios	0.1223
Probability Of Regulatory Milestone | Contingent consideration liabilities | Virttu Biologics Limited | Significant Unobservable Inputs (Level 3) | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent probabilities assigned to scenarios	0.16
Probability Of Regulatory Milestone | Contingent consideration liabilities | Concortis | Significant Unobservable Inputs (Level 3) | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent probabilities assigned to scenarios	0.20
Probability Of Regulatory Milestone | Contingent consideration liabilities | Shanghai Three | Significant Unobservable Inputs (Level 3) | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent probabilities assigned to scenarios	0.10
Probability Of Regulatory Milestone | Contingent consideration liabilities | RWMC | Significant Unobservable Inputs (Level 3) | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent probabilities assigned to scenarios	0.10